PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details) (USD $)	0 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended
	Feb. 14, 2013	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012	Apr. 25, 2013 Subsequent Event	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Mar. 31, 2013 Condition one	Mar. 31, 2013 Condition one General partner	Mar. 31, 2013 Condition two	Mar. 31, 2013 Condition two General partner	Mar. 31, 2013 Subordinated units
Schedule of Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period (in shares)												1
Minimum quarterly distribution (in dollars per share)								$ 1.60		$ 2.40
General partner interest (as a percent)						2.00%	2.00%		2.00%		2.00%
Term for condition to be met to end subordination period								3 years
Percent of minimum distribution										150.00%
Maximum period following end of quarter to distribute all available cash			45 days
Distributions declared (in dollars per share)		$ 0.41			$ 0.42
Distributions paid (in dollars)	$ 20,400,000		$ 20,425,000	$ 0
Distributions payable to unitholders					$ 20,900,000